EQUITY-BASED COMPENSATION - Non vested profits interests (Details) - WUP Profits Interests shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number
Beginning balance (in shares) | shares	12,619
Vested | shares	7,886
Ending balance (in dollars per share) | shares	4,733
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0.29
Vested | $ / shares	0.25
Ending balance (in dollars per share) | $ / shares	$ 0.35